Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 86,058	$ 85,705
Gross unrealized gains	133	113
Gross unrealized losses	4,041	4,547
Fair value	82,150	81,271
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	12,794	11,372
Gross unrealized gains	6	4
Gross unrealized losses	413	374
Fair value	12,387	11,002
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	7,680	5,860
Gross unrealized gains	2	1
Gross unrealized losses	536	432
Fair value	7,146	5,429
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	30,741	37,690
Gross unrealized gains	32	80
Gross unrealized losses	2,075	2,534
Fair value	28,698	35,236
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	32,246	28,794
Gross unrealized gains	91	27
Gross unrealized losses	936	1,135
Fair value	31,401	27,686
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,597	1,989
Gross unrealized gains	2	1
Gross unrealized losses	81	72
Fair value	$ 2,518	$ 1,918